Cash and Restricted Cash	12 Months Ended
Dec. 31, 2020
Disclosure of Flow-through share liability [text block]
Cash and Restricted Cash
	At December 31 2020	At December 31 2019
Components of cash and restricted cash:
Cash	$15,361	$660
Restricted cash	165	115
	$15,526	$775

Restricted cash balance includes an amount of $75 (December 31, 2019 – $75) in connection with an irrevocable standby letter of credit in favor of Kitikmeot Inuit Association in connection with the Company’s Committee Bay project. Restricted cash is classified as a non-current asset and is not available for use within one year of the date of the consolidated statement of financial position.